Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of raw materials, work-in-progress, finished goods-handicrafts, yew seedlings and other trees (consisting of larix, spruce and poplar trees). The Company classifies its inventories based on its historical and anticipated levels of sales; any inventory in excess of its normal operating cycle of one year is classified as long-term on its consolidated balance sheets.  As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September 30, 2012			December 31, 2011
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$208,862	$2,727,438	$2,936,300	$29,401	$2,817,980	$2,847,381
Work-in-process	18,732	-	18,732	18,642	-	18,642
Finished goods - handicrafts	229,740	631,004	860,744	236,854	687,258	924,112
Yew seedlings	442,449	4,125,309	4,567,758	425,947	4,002,792	4,428,739
Other trees	-	2,219,845	2,219,845	-	-	-
	$899,783	$9,703,596	$10,603,379	$710,844	$7,508,030	$8,218,874

NOTE 3 — INVENTORIES

Inventories consisted of the following as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw Materials	$29,401	$2,817,980	$2,847,381	$9,160	$2,712,665	$2,721,825
Work in process	18,642	—	18,642	177,854	—	177,854
Finished goods — handicrafts	236,854	687,258	924,112	207,207	735,980	943,187
Yew seedlings	425,947	4,002,792	4,428,739	577,827	4,084,544	4,662,371
	$710,844	$7,508,030	$8,218,874	$972,048	$7,533,189	$8,505,237